Note 3 - Business Combination	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
Note 3 –	Business Combination

On
December 21, 2018 (
the Acquisition Date), we completed the acquisition of all the capital stock of CVie Investments Limited (CVie Investments), an exempted company with limited liability incorporated under the laws of the Cayman Islands, by issuing
16,256,060
shares of its common stock (CVie Acquisition). The preliminary purchase price for the CVie Acquisition was approximately
$67.5
million. We plan to operate CVie and its wholly-owned subsidiary, CVie Therapeutics Limited (CVie Therapeutics, and together with CVie Investments, CVie), a Taiwan corporation organized under the laws of the Republic of China and CVie Investments' operating company, as a business division focused on development of drug product candidates in cardiovascular diseases. The CVie Acquisition was undertaken as part of a strategic initiative to create stockholder value and resulted from a multi-year process focused on identifying strategic opportunities, including potential strategic alliances, collaborations (primarily outside the United States), joint development opportunities, acquisitions, technology licensing arrangements, as well as potential combinations (including by merger or acquisition) or other corporate transactions.

In connection with the CVie Acquisition, our board of directors declared a dividend to the holders of record of outstanding shares of common stock, and holders of certain warrants to purchase common stock, that were outstanding on
December 20, 2018
of
0.6148
 Series H AEROSURF Warrant, for each share of common stock held by a shareholder or each warrant held by a warrant holder, as applicable, on the record date (AEROSURF Warrants).  The AEROSURF Warrants are exercisable for an aggregate of
2,963,167
shares of common stock.  Each AEROSURF Warrant has a term of five
years and provides for automatic exercise into
one
share of common stock, without any exercise price, upon our public announcement of the dosing of the first
human subject enrolled in our phase
3
clinical trial for AEROSURF.  The AEROSURF Warrants are derivatives that qualify for an exemption from liability accounting as provided for in ASC Topic
815,
Derivatives and Hedging – Contracts in Entity’s own Equity, and have been classified as equity. The
$12.5
million fair value at issuance of the AEROSURF Warrants was determined using the Black-Scholes option-pricing model. The input assumptions used in the valuation are the historical volatility of our common stock price, the expected term of the warrants of two
and a half years based on the expected date of the
first
human subject enrollment in our phase
3
clinical trial for AEROSURF, and the risk-free interest rate based on the average two
-year and
three
-year treasury bill rate in effect at the measurement date.

Significant Input Assumptions of Warrant Valuation
Historical volatility	116%
Expected term (in years)	2.5
Risk-free interest rate	2.62%

On the Acquisition Date, we entered into an indemnification letter agreement (the Indemnification Letter Agreement) with Lee’s Pharmaceutical Holdings Limited (Lee’s), pursuant to which Lee’s agreed to indemnify the holders of issued and outstanding shares of common stock on
December 20, 2018 (
the Indemnitees) for any loss, liability, damage or expense, including reasonable attorney’s fees and expenses incurred by us in connection with or, as a result of, any material inaccuracy in any representation or warranty made by CVie in the Merger Agreement (notwithstanding that the representations and warranties made by CVie do not
survive after the closing of the merger). To secure Lee’s performance of this indemnity obligation,
984,000
of the shares issued to Lee’s affiliate in the Merger are being placed in escrow with our transfer agent, Continental Stock Transfer & Trust Company for one
year. A portion of the escrowed shares will be transferred to the Indemnitees as the sole and exclusive remedy for a successful indemnity claim.

The aggregate purchase price has been allocated based on the fair value of assets acquired and liabilities assumed as of the acquisition date. The excess of the
$67.5
million acquisition consideration over the acquired net assets was recorded as goodwill. The goodwill recorded is not
deductible for tax purposes. The following table summarizes the initial allocation of the purchase price to the estimated fair value of the net assets acquired and liabilities assumed.

(in thousands)
Cash and cash equivalents	$193
Restricted cash	31
Prepaid expenses and other current assets	387
Property and equipment, net	76
Intangible assets	77,090
Total identifiable assets acquired	$77,777

Current liabilities	$(2,590)
Loan payable, current	(3,453)
Loan payable, non current	(4,491)
Deferred tax liabilities, noncurrent	(15,418)
Other liabilities, noncurrent	(7)
Net identifiable assets acquired	51,818
Goodwill	15,682
Net assets acquired	$67,500

The acquired identifiable intangible assets consist of in-process research and development (“IPR&D”) of approximately
$77.1
million with an indefinite useful life.
See,
Note
5
for further discussion.

From the Acquisition Date to
December 31, 2018,
we recorded net loss from the CVie Acquisition of approximately
$0.5
million.

The following table presents unaudited consolidated pro forma results of operations based on our historical financial statements and adjusted for the acquisition of CVie as if it occurred on
January 1, 2017.
The unaudited pro forma amounts were prepared for comparative purposes only and are not
indicative of what actual consolidated results of our operations would have been, nor are they indicative of the consolidated results of operations in the future.

	Year Ended December 31,
(in thousands, except per share data)	2018	2017

Pro forma net loss attributable to common shareholders	$(38,082)	$(34,616)
Pro forma EPS - basic and diluted	$(1.20)	$(1.19)

For the year ended
December 31, 2018,
net loss excludes the impact of transaction costs related to the CVie Acquisition.  For the years ended
December 31, 2018
and
2017,
net loss excludes the impact of interest expense related to liabilities that were converted into common stock as part of the private placement.